Fair Value Of Financial Instruments (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value Disclosures [Abstract]
Transfers of financial assets from Level 2 to Level 1	$ 1.9
Transfers of financial assets from Level 1 to Level 2	8.6
Transfers, Into Level 3, Assets	0.5
Transfers, Out of Level 3, Assets	$ 3.0
Stated interest rate	4.25%
Maturity date	Dec. 31, 2024